Retirement Savings Plan - Narrative (Details) $ in Millions	12 Months Ended
	Jun. 28, 2020 USD ($) numberOfCompensationPlan	Jun. 30, 2019 USD ($)	Jun. 24, 2018 USD ($)
Retirement Benefits [Abstract]
Number of employee benefit plans | numberOfCompensationPlan	1
Employer discretionary contribution amount | $	$ 7.7	$ 7.3	$ 5.2